Stock Awards - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock for awards under the Equity Incentive Plan	7,441,180
Common stock remaining for future stock awards	495,132
Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share - based compensation ,shares issued	204,255	252,566
Stock awards vesting period in years	3 years
Time-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share - based compensation ,shares issued	240,425	275,464
Stock awards vesting period in years	3 years
Multi-Year Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share - based compensation ,shares issued	550,000	649,793
Stock awards vesting period in years	3 years